Note 3 - Income Taxes, Reconciliation of the Effective Income Tax Rate to the Federal Statutory Rate (Details)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Reconciliation of the Effective Income Tax Rate to the Federal Statutory Rate [Abstract]
Federal statutory rate	(34.00%)	(34.00%)
State taxes, net of federal tax benefit	(6.00%)
Permanent differences:
Incentive stock options	2.00%	2.00%
Effect of permanent differences	2.00%	2.00%
Increase in valuation allowance	38.00%	32.00%